Finance Receivables - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Accrual period for financing receivables	60 days	60 days
Aggregate balance of finance receivables	$ 381,845,000	$ 383,890,000 [1]		$ 0	[1]
Fair value of finance receivables	332,517,000	332,244,000
Reserve for repurchase liability for third-party lender losses		0	$ 0	4,241,000		$ 4,978,000	$ 4,983,000
Finance receivables in non-accrual status	$ 500,000	100,000		19,300,000
Financing receivables under CSO program which were greater than 90 days past due		$ 0		$ 0
Recency delinquency
Accrual period for financing receivables	60 days	60 days
Contractual delinquency
Accrual period for financing receivables	90 days	90 days
90+ days
Aggregate balance of finance receivables	$ 1,500,000	$ 1,500,000
Fair value of finance receivables	$ 10,100,000	$ 10,500,000

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.